CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
ASSETS
Cash		¥ 109,991,674	$ 15,135,358	¥ 104,125,800
Short-term investments		88,100,000	12,121,834	184,184,455
Total Current Assets		506,485,249	69,694,689	504,413,173
Total Assets		552,389,514	76,011,327	531,824,577
LIABILITIES AND SHAREHOLDERS' EQUITY
Total Current Liabilities		47,477,363	6,533,102	61,032,862
Warrant liability - non-current		6,969	959	31,615,668
Total Liabilities		61,455,617	8,456,574	92,673,674
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	[1]	681,476,717	93,774,317	580,340,061
Accumulated deficit		(220,312,085)	(30,315,952)	(170,440,826)
Accumulated other comprehensive income		37,136,649	5,110,173	35,127,173
Total Recon Technology, Ltd' equity		502,554,537	69,153,806	449,206,962
Total Liabilities and Shareholders' Equity		552,389,514	76,011,327	531,824,577
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	[1]	99,634	13,710	26,932
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	[1]	4,693	646	4,693
RECON TECHNOLOGY LTD
ASSETS
Cash		16,473,018	2,266,763	236,146,589	$ 32,494,852	¥ 296,838,959	¥ 325,116,815
Short-term investments		88,091,794	12,121,834
Due from intercompany		375,736,992	51,703,131	291,525,426
Other current assets		170,158,947	23,414,650	80,036,017
Total Current Assets		650,460,751	89,506,378	607,708,032
Investment in subsidiaries and VIEs		(145,408,577)	(20,008,886)	(122,920,490)
Total Assets		505,052,174	69,497,492	484,787,542
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		2,490,668	342,727	3,964,912
Total Current Liabilities		2,490,668	342,727	3,964,912
Warrant liability - non-current		6,969	959	31,615,668
Total Liabilities		2,497,637	343,686	35,580,580
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		681,476,717	93,774,317	580,340,061
Accumulated deficit		(216,163,156)	(29,745,040)	(166,291,897)
Accumulated other comprehensive income		37,136,649	5,110,173	35,127,173
Total Recon Technology, Ltd' equity		502,554,537	69,153,806	449,206,962
Total Liabilities and Shareholders' Equity		505,052,174	69,497,492	484,787,542
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		99,634	13,710	26,932
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		¥ 4,693	$ 646	¥ 4,693

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.